36. Insurance coverage (Details Narrative) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Gol Linhas Aereas S.A. ("GLA") [Member] | Brazil, Brazil Real
Disclosure of types of insurance contracts [line items]
Exceeding limit amount of insurance policies	R$ 1,000,000